Average Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Water Sustainability Fund
	Jul. 29, 2023
Fidelity Water Sustainability Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.94%)
Since Inception	13.17%
Fidelity Water Sustainability Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.95%)
Since Inception	12.74%
Fidelity Water Sustainability Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.79%)
Since Inception	10.16%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
SP222
Average Annual Return:
Past 1 year	(21.19%)
Since Inception	14.69%	[1]

[1]	A From April 16, 2020 .